Revenue and related balances (Tables)	6 Months Ended
Jun. 30, 2022
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue
The following table represents disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Subscription revenue	31,916	23,644	61,044	43,419
Professional services	3,020	1,987	5,947	3,954
	34,936	25,631	66,991	47,373